Vessel revenue	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Vessel revenue	Vessel revenue
During the six months ended June 30, 2022, we had two vessels that earned revenue through long-term time charter contracts (with initial terms of one year or greater). During the six months ended June 30, 2021, we did not have any vessels that earned revenue through long-term time charter contracts. The vessels that did not have long-term time charter contracts earned revenue from the Scorpio Pools or in the spot market.
Revenue Sources

	For the six months ended June 30,
In thousands of U.S. dollars	2022	2021
Pool revenue	$491,793	$268,677
Voyage revenue (spot market)	86,252	4,930
Time charter revenue	1,075	—
	$579,120	$273,607
Seasonality
The tanker market is typically stronger in the winter months of the northern hemisphere as a result of increased oil consumption but weaker in the summer months of the northern hemisphere as a result of lower oil consumption and refinery maintenance. In addition, unpredictable weather patterns during the winter months tend to disrupt vessel scheduling. The oil price volatility resulting from these factors has historically led to increased oil trading activities in the winter months. As a result, revenues generated by our vessels have historically been weaker during April to September and stronger during October to March.
Revenue for the six months ended June 30, 2022 reflected a structural change in the supply and demand balance for product tankers. A confluence of events served as a catalyst to a substantial increase in ton-mile demand beginning in March 2022. First, the continued easing of COVID-19 restrictions around the globe resulted in increased personal mobility thus stimulating underlying demand for refined petroleum products. Second, record refining margins combined with low global refined petroleum product inventories incentivized refiners to increase and maintain high utilization levels, which have driven substantial increases in refined petroleum product export volumes throughout the world. Third, the volatility brought on by the ongoing conflict in Ukraine has disrupted supply chains for crude oil and refined petroleum products, changing volumes and trade routes, and thus increasing ton-mile demand for refined petroleum products.
These dynamics led to a significant increase in pool and voyage revenue for the six months ended June 30, 2022. Additionally, as detailed below, we entered into long-term time charter contracts on certain of our vessels during the period. The increase in voyage revenue (and also, voyage expenses) is also attributable to an increase in the number of vessels trading outside of the Scorpio pools during the six months ended June 30, 2022.
Revenue for the six months ended June 30, 2021, reflected the adverse market conditions brought on by the COVID-19 pandemic. Demand for crude and refined petroleum products improved during this period but nevertheless remained below pre-pandemic levels given the efforts around the world at that time to control the spread of the virus, particularly in countries with low vaccine uptake. Additionally, consumption was driven by drawdowns from existing inventories, which had an adverse impact on the demand for the seaborne transportation of refined petroleum products.
IFRS 16 Lease Revenue
In accordance with IFRS 16 - Leases, we are required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. Each component is quantified on the basis of the relative stand-alone price of each lease component; and on the aggregate stand-alone price of the non-lease components.
    These components are accounted for as follows:
•All fixed lease revenue earned under these time charter-out arrangements is recognized on a straight-line basis over the term of the lease.
•Lease revenue earned under our pool arrangements is recognized as it is earned, since it is 100% variable.
•The non-lease component is accounted for as services revenue under IFRS 15. This revenue is recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.
The following table summarizes the lease and non-lease components of revenue from time charter-out and pool revenue during the six months ended June 30, 2022 and 2021. These figures are not readily quantifiable as our contracts (with the Scorpio Pools or under time charter-out arrangements) do not separate these components. We do not view our pool and time charter-out revenue as two separate streams of revenue. Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the six months ended June 30,
In thousands of U.S. dollars	2022	2021
Lease component of revenue from time charter-out and pool revenue	$303,268	$141,722
Non-lease component of revenue from time charter-out and pool revenue	189,600	126,955
	$492,868	$268,677

During the six months ended June 30, 2022, we entered into time charter-out agreements on eight vessels, two of which commenced during the period. The terms of the agreements, including when the time charters commenced, are summarized as follows:

Vessel	Vessel class	Term	Rate	Commencement date
STI Gratitude	LR2	Three years	$28,000/day	May 2022
STI Memphis	MR	Three years	$21,000/day	June 2022
STI Marshall	MR	Three years	$23,000/day	July 2022
STI Magnetic	MR	Three years	$23,000/day	July 2022
STI Gladiator	LR2	Three years	$28,000/day	July 2022
STI Guide	LR2	Three years	$28,000/day	July 2022
STI Guard	LR2	Five years	$28,000/day	July 2022
STI Miracle	MR	Three years	$21,000/day	August 2022
We had no vessels on long-term time charter-out arrangements during the six months ended June 30, 2021.